Stockholders Equity (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Apr. 03, 2014	Mar. 25, 2015	Dec. 31, 2021	Dec. 31, 2020	May 01, 2014	Jan. 27, 2014	Jan. 22, 2014
Preferred Stock, Shares Authorized			50,000,000	50,000,000
Preferred Stock, Shares Par Value			$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued			40,000,000	40,000,000			40,000,000
Preferred Stock, Shares Outstanding			40,000,000	40,000,000
Common Stock, Shares Issued			70,404,086	68,984,086			40,000,000
Common Stock, Shares Outstanding			70,404,086	68,984,086
Common Stock, Shares Authorized			500,000,000	500,000,000
Common Stock, Shares Par Value			$ 0.0001	$ 0.0001
Stock Issued For Cash, Shares			555,000
Stock Issued For Cash, Amount			$ 415,000
Stock Issued For Professional Services, Amount			715,012
Stock-based Compensation			$ 1,142,305	$ 0
Membership Interest							100.00%
VoiceStep
Business Acquisition, Purchase Price, Shares Issued	40,000,000
Membership Interest	100.00%		50.00%			100.00%
Maximum [Member]
Vesting Period			4 years
Minimum [Member]
Vesting Period			3 years
Restricted Stock Units (RSUs) [Member]
Stock-based Compensation			$ 1,429,455
Weighted Average Remaining Contractual Term			3 years
Rsus Intrinsic Value			$ 2,517,702
Non-vested Outstanding			3,093,000
Weighted Average Remaining Service Period			3 years 2 months 12 days
Consultants [Member]
Stock Issued For Professional Services, Shares			865,000
Stock Issued For Professional Services, Amount			$ 715,012
Stock-based Compensation			$ 427,293
Stock Incentive Plan
Common Stock, Shares Authorized		5,000,000
Plan Term		10 years
Series A Preferred Stock [Member]
Preferred Stock, Shares Authorized					40,000,000
Preferred Stock, Shares Issued					40,000,000
Preferred Stock, Shares Outstanding					40,000,000
Voting Right, Description			each share of Series A Preferred Stock shall vote as a class on all issues to which shareholders of common stock have a right to vote but shall have ten (10) votes per share